Finance Receivables and Operating Leases (Components of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Total minimum lease payments receivable	¥ 361,686	¥ 306,766
Unguaranteed residual values	15,055	14,776
Executory costs	(2,216)	(34)
Unearned income	(32,286)	(30,288)
Financing Receivable, Gross, Total	342,239	291,220
Less allowance for credit losses	(2,681)	(2,325)	¥ (2,878)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	339,558	288,895
Less current portion	(120,186)	(105,308)
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing and Sales Type Leases, Noncurrent, Total	219,372	183,587
Capital Leases, Net Investment in Direct Financing and Sales Type Leases	¥ 339,558	¥ 288,895